Document And Entity Information	Mar. 16, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	JANONE INC.
Entity Central Index Key	0000862861
Amendment Description	On March 15, 2023, JanOne Inc. (the “Company”) announced that it had entered into an agreement to dispose of three of its subsidiaries. The following day (March 16, 2023), the Company and the prospective purchaser of the subsidiaries determined that certain fundamental transaction issues in respect of the announced disposition remained open and that, therefore, the Company could not have consummated the transactions contemplated by the agreement, which agreement, at that time, also did not bind the Company. Nevertheless, the Company retains its expectation that it will become a “pure biopharma” enterprise. In that regard, the Company has undertaken a series of steps in anticipation of effectuating such a potential disposition, the economic terms of which the Company anticipates may be as or more favorable than the terms of the unenforceable transaction.
Entity Emerging Growth Company	false
Entity File Number	000-19621
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	41-1454591
Entity Address, Address Line One	325 E. Warm Springs Road, Suite 102
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
City Area Code	702
Local Phone Number	997-5968
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	JAN
Security Exchange Name	NASDAQ